LEASES	12 Months Ended
Mar. 31, 2026
LEASES
LEASES

NOTE 5 —LEASES

Effective on April 1, 2021, the Company adopted Topic 842. At the inception of a contract, the Company determines if the arrangement is, or contains, a lease. ROU assets represent the Company’s right to use an underlying asset over the lease term and lease liabilities represent the Company’s obligation to make lease payments derived from the lease.

Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. Rent expense is recognized on a straight-line basis over the lease terms.

Balance sheet information related to operating leases ROU assets and lease liabilities is as follows:

	As of March 31,
	2026	2025
Operating lease right-of-use assets	$361,031	$394,568
Operating lease right-of-use assets- accumulated amortization	(77,621)	(250,033)
Operating lease right-of-use assets, net	$283,410	$144,535

Operating lease liabilities, current	$75,409	$93,719
Operating lease liabilities, non-current	219,293	66,926
Total operating lease liabilities	$294,702	$160,645

The weighted average remaining lease terms and discount rates for the operating lease as of March 31, 2026 and 2025 are as follows:

	March 31,	March 31,
	2026	2025
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.15	2.37
Weighted average discount rate	3.93%	4.31%

For the years ended March 31, 2026, 2025 and 2024, the Company reported total operating lease expenses of $101,824, $89,735 and $76,590, respectively.

The following table summarizes the maturity of operating lease liabilities and future minimum payments of operating leases as of March 31, 2026:

Year ending March 31,	Amounts
2027	$79,731
2028	72,398
2029	73,413
2030	73,413
2031	21,314
Total	320,269
Less: imputed interest	(25,567)
Total operating lease liabilities	$294,702